BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Pennsylvania Acquisitions (Details) - USD ($)	Dec. 23, 2020	Nov. 18, 2020
LIABILITIES ASSUMED
Deferred tax liabilities	$ 4,469,630
Pennsylvania Acquisitions
Acquisition-date fair value of total consideration transferred [abstract]
Cash	42,638,652
Debt Payable	15,852,145
Shares Issued	27,059,085
Total Consideration	85,549,882
ASSETS ACQUIRED
Cash and cash equivalents	2,383,373
Inventory	254,342
Prepaid expenses, deposits, and other current assets	525,989
Intangible assets	75,172,043
Property, plant and equipment	21,660,209
Right-of-use assets	11,131,990
Deposits	204,132
Total assets acquired at fair value	111,332,078
LIABILITIES ASSUMED
Trade payables	1,006,424
Accrued liabilities	308,460
Deferred tax liabilities	4,469,630
Advance from related parties	8,040,804
Lease obligations	11,170,076
Debts payable	8,271,432
Total liabilities assumed at fair value	33,266,826
Goodwill	7,484,630
Calculated purchase price	85,549,882
Dochouse
ASSETS ACQUIRED
Intangible assets		$ 13,072,485
Property, plant and equipment		11,063,908
Total assets acquired at fair value		24,136,393
LIABILITIES ASSUMED
Trade payables		290,512
Accrued liabilities		46,330
Advance from related parties		2,303,349
Total liabilities assumed at fair value		2,640,191
Calculated purchase price		$ 21,496,202
Canntech
ASSETS ACQUIRED
Cash and cash equivalents	2,383,373
Inventory	254,342
Prepaid expenses, deposits, and other current assets	525,989
Intangible assets	62,099,558
Property, plant and equipment	10,596,301
Right-of-use assets	11,131,990
Deposits	204,132
Total assets acquired at fair value	87,195,685
LIABILITIES ASSUMED
Trade payables	715,912
Accrued liabilities	262,130
Deferred tax liabilities	4,469,630
Advance from related parties	5,737,455
Lease obligations	11,170,076
Debts payable	8,271,432
Total liabilities assumed at fair value	30,626,635
Goodwill	7,484,630
Calculated purchase price	$ 64,053,680